Commitments and contingencies (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 Drillship Rig Contract	Dec. 31, 2011
Commitments and contingencies [Abstract]
Assets pledged under mortgages and overdraft facilities	$ 12,886	$ 12,567
Number of newbuilding contracts	19
Value of newbuilding contracts	5,604	3,012
Number of new building contracts for semi submersible rigs	2
Number of new building contracts for jack up rigs	5
Number of newbuilding contracts for drillships	7
Number of newbuilding contracts for tender rigs	5
Maturity schedule for contractual commitments [Abstract]
2013	2,711
2014	1,834
2015	1,059
2016	0
2017	0
2018 and thereafter	0
Guarantor Obligations [Line Items]
Maximum potential future payment	10,536	6,289
Guarantees to customers of the Company's own performance [Member]
Guarantor Obligations [Line Items]
Maximum potential future payment	2,455	1,553
Guarantee in favor of banks [Member]
Guarantor Obligations [Line Items]
Maximum potential future payment	905	764
Guarantee in favor of suppliers [Member]
Guarantor Obligations [Line Items]
Maximum potential future payment	5,522	2,023
Guarantee in favor of Variable Interest Entities [Member]
Guarantor Obligations [Line Items]
Maximum potential future payment	1,655	1,949
Newbuildings [Member]
Maturity schedule for contractual commitments [Abstract]
2013	2,711
2014	1,834
2015	1,059
2016	0
2017	0
2018 and thereafter	$ 0